Fair Values of Financial Instruments (Fair Value Measurements, Nonrecurring) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 20,967	$ 23,007
Real estate owned	2,215	300
(Level 3) Significant Unobservable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	20,967	23,007
Real estate owned	$ 2,215	$ 300